Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Feb. 18, 2022
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Organization and offering expenses	$ 6,100,000	$ 2,400,000
Percentage of total amount of aggregate repurchases of shares on aggregate NAV per month	2.00%
Percentage of total amount of aggregate repurchases of shares on aggregate NAV per calendar quarter	5.00%